Condensed Financial Information of Deswell Industries, Inc. (Statements of Comprehensive Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Condensed Income Statements, Captions [Line Items]
Loss before income taxes	$ (6,866)	$ (1,663)	$ (979)
Income taxes	624	328	482
Net loss	(7,490)	(1,991)	(1,461)
Share of other comprehensive income of subsidiaries	57	718	(746)
Total comprehensive loss attributable to Deswell Industries, Inc.	(7,433)	(1,273)	(2,207)
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Equity in earnings (loss) of subsidiaries	(5,213)	394	924
Operating expenses	227	2,385	2,385
Loss before income taxes	(7,490)	(1,991)	(1,461)
Income taxes
Net loss	(7,490)	(1,991)	(1,461)
Share of other comprehensive income of subsidiaries	57	718	(746)
Total comprehensive loss attributable to Deswell Industries, Inc.	$ (7,433)	$ (1,273)	$ (2,207)